Summary of Significant Accounting Policies - Concentrations of Credit Risk (Details) - item	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents | Credit concentration
Concentration risk
Number of financial institutions holding cash, cash equivalents and short-term investments	2	2	2